Average Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Small Cap ETF	Oct. 30, 2024
Fidelity Enhanced Small Cap ETF | Return Before Taxes
Average Annual Return:
Past 1 year	21.04%
Past 5 years	11.81%
Past 10 years	7.56%
Fidelity Enhanced Small Cap ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.77%
Past 5 years	10.43%
Past 10 years	6.00%
Fidelity Enhanced Small Cap ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.60%
Past 5 years	9.33%
Past 10 years	5.76%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%